787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 1, 2015, to the Prospectus dated April 30, 2015, as amended September 14, 2015, for BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated October 1, 2015 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8037.

Very truly yours,

/s/ Stacey Ruiz
Stacey Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC